N-2	6 Months Ended
Sep. 30, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0001789470
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	StepStone Private Markets
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation and provide current income by investing in private market assets (“Private Market Assets”). To achieve its investment objective, the Fund will allocate its assets across private equity, private debt and real assets.

Risk Factors [Table Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50%. Investors purchasing Class I Shares and Class D Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares daily at the Fund’s then-current NAV per share (determined as of the prior day close of business).

The following table summarizes the Capital Share transactions for the six months ended September 30, 2023 and the year ended March 31, 2023:

	For the Six Months Ended September 30, 2023		For the Year Ended March 31, 2023
	Shares	Amounts	Shares	Amounts
Class I
Proceeds from shares issued	7,890,914	$372,613,720	11,179,593	$490,075,040
Reinvestment of distributions	—	—	233,474	10,189,628
Repurchase of shares	(763,481)	(36,244,378)	(629,543)	(28,124,884)
Exchange of shares	229,902	10,720,919	—	—
Net increase	7,357,335	$347,090,261	10,783,524	$472,139,784

Class D
Proceeds from shares issued	263,820	$12,411,262	349,850	$15,334,320
Reinvestment of distributions	—	—	5,998	261,258
Repurchase of shares	(14,287)	(676,728)	(6,775)	(293,037)
Exchange of shares	(204,598)	(9,487,772)	—	—
Net increase	44,935	$2,246,762	349,073	$15,302,541

Class S
Proceeds from shares issued	1,902,713	$88,927,267	1,131,084	$49,609,100
Reinvestment of distributions	—	—	8,774	382,623
Repurchase of shares	(3,484)	(163,818)	(17,510)	(803,871)
Exchange of shares	(25,930)	(1,233,147)	—	—
Net increase	1,873,299	$87,530,302	1,122,348	$49,187,852

Class T
Proceeds from shares issued	121,466	$5,660,217	128,897	$5,594,829
Reinvestment of distributions	—	—	561	24,401
Repurchase of shares	(2)	(95)	—	—
Exchange of shares	—	—	—	—
Net increase	121,464	$5,660,122	129,458	$5,619,230

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 47.48
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	47.34
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	46.98
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 46.95